Benefit Plans	12 Months Ended
Dec. 31, 2019
Benefit Plans

14. Benefit Plans

Pension and other postretirement plans

Defined benefit pension plans and other postretirement plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The Corporation also provides a medical coverage subsidy for eligible employees hired before January 1, 2003, including their eligible dependents, when they retire. The cost allocated to the Company for these plans was $609 thousand, $439 thousand and $1.2 million in 2019, 2018 and 2017, respectively.

The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation. The cost allocated to the Company for the Allstate Plan was $953 thousand, $1.0 million and $895 thousand in 2019, 2018 and 2017, respectively.